Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 633,855	$ 682,777	$ 688,040	$ 457,292
Accounts receivable		3,220,518
available for sale securities		38,949
Long-term notes receivable		175,768
Liabilities:
Short-term borrowings	132,693	96,648
Short-term borrowings from related parties	5,357	62,342
Senior Credit Agreement		2,707,145
Senior Long Term Notes	5,514,947	4,824,753
Noncontrolling interests subject to put provisions	824,658	648,251
Euro Notes [Member]
Liabilities:
Senior Long Term Notes		46,545
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	633,855	682,777
Accounts receivable	3,431,672
available for sale securities	171,917
Long-term notes receivable	180,250
Liabilities:
Accounts Payable	713,915	666,526
Short-term borrowings	138,050	158,990
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	527,062	679,847
Senior Credit Agreement	2,900,222	2,707,145
Senior Long Term Notes	5,514,947	4,824,753
Convertible Debt	451,653
Noncontrolling interests subject to put provisions	824,658	648,251
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes		46,545
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	633,855
Accounts receivable	3,431,672	3,220,518
available for sale securities	171,917	38,949
Long-term notes receivable	180,308	165,807
Liabilities:
Accounts Payable	713,915	666,526
Short-term borrowings	138,050	158,990
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	527,062	679,847
Senior Credit Agreement	2,900,222	2,710,270
Senior Long Term Notes	5,992,859	5,348,679
Convertible Debt	531,193
Noncontrolling interests subject to put provisions	824,658	648,251
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes		$ 47,423